Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt

Term Loans		Drawn	December 31,	Movement in 2018		December 31,
Issue Date	Maturity Date	Amount	2017	Additions	Repayments	2018
February 12, 2008	February 19, 2020	40,250,000	14,375,000	—	(2,500,000)	11,875,000
July 30, 2008	November 4, 2020	33,240,000	15,789,000	—	(1,939,000)	13,850,000
October 9, 2008	October 9, 2020	29,437,000	6,310,000	—	(6,310,000)	—
December 14, 2018	December 18, 2023	14,094,184	17,114,365	—	(3,020,181)	14,094,184
April 14, 2014	April 14, 2020	20,400,000	13,100,000	—	(1,400,000)	11,700,000
March 27, 2018	March 1, 2024	27,675,000	27,950,000	—	(2,750,000)	25,200,000
March 1, 2011	June 20, 2020	43,250,000	26,375,000	—	(3,000,000)	23,375,000
September 23, 2013	September 30, 2020	45,212,500	23,739,007	—	(8,494,310)	15,244,697
March 24, 2014	July 31, 2022	50,225,000	39,235,000	—	(3,605,000)	35,630,000
April 16, 2014	April 16, 2020	30,000,000	19,005,000	—	(2,705,000)	16,300,000
December 14, 2018	December 18, 2023	9,480,000	10,360,000	—	(880,000)	9,480,000
June 20, 2014	January 8, 2023	20,925,000	17,020,000	—	(1,420,000)	15,600,000
December 20, 2013	June 30, 2023	67,200,000	55,515,000	—	(3,960,000)	51,555,000
December 24, 2015	December 14, 2022	22,400,000	19,413,344	—	(1,493,328)	17,920,016
July 4, 2014	September 3, 2021	22,750,000	19,093,750	—	(1,625,000)	17,468,750
July 29, 2014	July 7, 2023	25,350,000	20,596,875	—	(2,112,500)	18,484,375
December 7, 2017	December 11, 2022	22,275,000	10,500,000	11,775,000	(2,755,000)	19,520,000
May 18, 2016	December 31, 2025	65,650,000	31,484,500	33,150,000	(3,585,240)	61,049,260
March 1, 2017	April 17, 2026	70,787,500	—	70,787,500	(3,162,501)	67,624,999

Total			386,975,841	115,712,500	(56,717,060)	445,971,281
Current portion of long-term debt			42,580,323			42,433,562
Current portion of long-term debt associated with vessels held for sale			—			30,150,000
Long term debt			344,395,518			373,387,719

Total debt			386,975,841			445,971,281
Current portion of deferred finance charges			613,716			706,725
Current portion of deferred finance charges associated with vessels held for sale			—			73,644
Deferred finance charges non-current			1,453,677			1,873,466

Total deferred finance charges			2,067,393			2,653,835

Total debt			386,975,841			445,971,281
Less: Total deferred finance charges			2,067,393			2,653,835

Total debt, net of deferred finance charges			384,908,448			443,317,446
Less: Current portion of long-term debt, net of current portion of deferred finance charges			41,966,607			41,726,837

Less: Current portion of long-term debt associated with vessels held for sale, net of current portion of deferred finance charges			—			30,076,356

			342,941,841			371,514,253

Schedule of Maturities of Long-term Debt

The annual principal payments to be made, for the abovementioned loans, after December 31, 2018 are as follows:

December 31,	Amount
2019	72,583,562
2020	59,421,264
2021	67,040,014
2022	86,626,911
2023	63,483,131
Thereafter	96,816,399

Total	445,971,281